Expense Example, No Redemption - PGIM Jennison Natural Resources Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	676	942	1,229	2,042	204	630	1,083	2,157	154	530	931	2,053	95	296	515	1,143	83	259	450	1,002